SHORT-TERM BORROWINGS - Movement in Borrowing Programs (Details) CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD
Disclosure of detailed information about borrowings [line items]
Short-term borrowings, beginning balance	CAD 800
Net proceeds (repayments) from current borrowings	858		CAD 0
Gain on foreign exchange	107		(13)
Short-term borrowings, ending balance	1,585		800
Accounts receivable securitization program
Disclosure of detailed information about borrowings [line items]
Short-term borrowings, beginning balance	800		800
Net proceeds (repayments) from current borrowings	(150)		0
Short-term borrowings, ending balance	650		800
US commercial paper
Disclosure of detailed information about borrowings [line items]
Short-term borrowings, beginning balance	CAD 0	$ 0
Exchange rate on current borrowings	0.00	0.00
Net proceeds (repayments) from current borrowings	CAD 1,008	$ 737	CAD 0
Exchange rate on proceeds from current borrowings, net	1.37	1.37
Discount on issuance	CAD 12	$ 9
Exchange rate on discounts on issuance of current borrowings	1.33	1.33
Gain on foreign exchange	CAD (85)
Exchange rate on current borrowings	1.25	1.25	0.00
Short-term borrowings, ending balance	CAD 935	$ 746	CAD 0